Acquired intangible assets, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 301,697	$ 301,697	$ 301,697
Estimated amortization expense, 2017	221,584
Estimated amortization expense, 2018	141,470
Estimated amortization expense, 2019	141,470
Estimated amortization expense, 2020	70,749
Estimated amortization expense, 2021	$ 0